Staff Costs - Disclosure of Employee Benefit Expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Staff Costs [Line Items]
Share-based payments	£ 3,200	£ 1,800	£ 11,700
Total employee benefit expense	8,407	5,911	14,979
Research and Development Expenses
Staff Costs [Line Items]
Wages and salaries	3,304	2,761	2,391
Social security costs	395	314	272
Pension costs	140	139	119
Share-based payments	1,878	835	8,868
Total employee benefit expense	5,717	4,049	11,650
Administrative Expenses
Staff Costs [Line Items]
Wages and salaries	1,190	790	408
Social security costs	115	75	37
Pension costs	37	37	21
Share-based payments	1,348	960	2,863
Total employee benefit expense	£ 2,690	£ 1,862	£ 3,329